Segmented Information - Geographic Property, Plant and Equipment (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas
Property, plant and equipment	$ 2,104	$ 1,635	$ 1,625
CANADA
Disclosure of geographical areas
Property, plant and equipment	840	840
UNITED STATES
Disclosure of geographical areas
Property, plant and equipment	967	512
Italy
Disclosure of geographical areas
Property, plant and equipment	183	179
Other Countries
Disclosure of geographical areas
Property, plant and equipment	$ 114	$ 104